Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Current Assets	€ 6,470	€ 2,513
Current Liabilities	(40,923)	(13,246)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	1,130	107
Total Liabilities	(1,667)	(2,534)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	1,103	107
Non-current Assets	27
Current Liabilities	(1,642)	(2,484)
Non-current Liabilities	(25)	(50)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	5,367	2,406
Total Liabilities	(39,281)	(10,762)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	5,367	2,406
Current Liabilities	€ (39,281)	€ (10,762)